UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)				$ 8,346,820	$ 9,207,884
Change in assets and liabilities:
Accrued liabilities				2,066,159	572,554
Net cash used in operating activities				(761,098)	(595,321)
Investing activities
Net cash provided by investing activities				275,333,780
Financing activities
Net cash used in financing activities				(274,754,319)	(17,579)
Net Change in Cash				(181,637)	(612,900)
Cash – Beginning of period		$ 224,489	$ 406,126	406,126	1,019,026
Cash – End of period				224,489	406,126
Successor [Member]
Operating activities
Net income (loss)	$ 2,758,000
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization	4,000
Amortization of intangible assets	116,000
Amortization of right of use asset	8,000
Deferred income taxes	(1,560,000)
Stock-based compensation expense	2,000
Gain on earnout payment liability
(Gain) loss on foreign currency transactions	3,000
Gain on change in fair value of derivative liability	(1,686,000)
Change in assets and liabilities:
Accounts receivable and other receivables	(335,000)
Prepaid expenses and other current assets	(100,000)
Other assets	(37,000)
Accounts payable	135,000
Accrued liabilities	(3,888,000)
Income tax liabilities
Operating lease liabilities	(7,000)
Deferred revenue	156,000
Net cash used in operating activities	(4,431,000)
Investing activities
Purchases of property and equipment	(23,000)
Investment in capitalized software
Cash acquired in connection with Business Combination	10,003,000
Net cash provided by investing activities	9,980,000
Financing activities
Net equity investment from parent
Taxes paid related to stock based compensation
Repayment of CXApp acquisition liability
Repayment of related party promissory note	(328,000)
Net cash used in financing activities	(328,000)
Effect of exchange rate changes on cash and cash equivalents
Net Change in Cash	5,221,000
Cash – Beginning of period	1,503,000
Cash – End of period	6,724,000	1,503,000
Supplemental disclosures of cash flow information
Cash paid for taxes
Cash paid for interest
Supplemental schedule of noncash investing and financing activities
Parent’s net equity issued for CX App earnout
Noncash distribution
Class A Common Stock and Class C Common Stock issued in connection with Business Combination	69,928,000
Financing of Director and Officer Insurance (see Note 9)	537,000
Predecessor [Member]
Operating activities
Net income (loss)		(4,380,000)	(1,671,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and amortization		228,000	145,000
Amortization of intangible assets		806,000	975,000
Amortization of right of use asset		40,000	56,000
Deferred income taxes			(2,000)
Stock-based compensation expense		158,000	647,000
Gain on earnout payment liability			(2,827,000)
(Gain) loss on foreign currency transactions		(32,000)	(266,000)
Gain on change in fair value of derivative liability
Change in assets and liabilities:
Accounts receivable and other receivables		(857,000)	(304,000)
Prepaid expenses and other current assets		(20,000)	(521,000)
Other assets			42,000
Accounts payable		(796,000)	(94,000)
Accrued liabilities		(787,000)	100,000
Income tax liabilities			6,000
Operating lease liabilities		(38,000)	(56,000)
Deferred revenue		534,000	(370,000)
Net cash used in operating activities		(5,144,000)	(4,140,000)
Investing activities
Purchases of property and equipment		(9,000)	(12,000)
Investment in capitalized software		(45,000)	(39,000)
Cash acquired in connection with Business Combination
Net cash provided by investing activities		(54,000)	(51,000)
Financing activities
Net equity investment from parent		9,089,000	6,444,000
Taxes paid related to stock based compensation			(104,000)
Repayment of CXApp acquisition liability		(197,000)	(1,787,000)
Repayment of related party promissory note
Net cash used in financing activities		8,892,000	4,553,000
Effect of exchange rate changes on cash and cash equivalents		1,000	4,000
Net Change in Cash		3,695,000	366,000
Cash – Beginning of period	$ 10,003,000	6,308,000	5,028,000	5,028,000
Cash – End of period		10,003,000	5,394,000	$ 6,308,000	$ 5,028,000
Supplemental disclosures of cash flow information
Cash paid for taxes
Cash paid for interest
Supplemental schedule of noncash investing and financing activities
Parent’s net equity issued for CX App earnout			3,697,000
Noncash distribution		409,000
Class A Common Stock and Class C Common Stock issued in connection with Business Combination
Financing of Director and Officer Insurance (see Note 9)